SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS ESG Global Bond Fund
DWS Latin America Equity Fund
The following information replaces the existing similar disclosure relating to each fund in the “FEES AND EXPENSES OF THE FUND” section of the summary section of each fund’s prospectus and under the “Management Fee” sub-heading in the “WHO MANAGES AND OVERSEES THE FUNDS” section of each fund’s prospectus:
For DWS Emerging Markets Equity Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.15%, 1.15%, 1.90%, 0.90%, 0.90% and 0.98% for Class A, Class T, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
For DWS Emerging Markets Fixed Income Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.13%, 1.13%, 1.88%, 0.88% and 0.88% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
For DWS ESG Global Bond Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds fees and expenses) at 0.95%, 0.95%, 1.70%, 0.70% and 0.70% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
For DWS Latin America Equity Fund, the Advisor has contractually agreed through September 30, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 1.51%, 1.51%, 2.26%, 1.26% and 1.26% for Class A, Class T, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
Please Retain This Supplement for Future Reference
January 21, 2022
PROSTKR22-05